Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Opening goodwill	$ 315,441	$ 253,393
Current year acquisitions	36,922	55,759
Prior year acquisitions		1,382
Foreign exchange movement	5,160	4,907
Closing goodwill	$ 357,523	$ 315,441